CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

NOTE 5 – CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

As of September 30, 2025 and December 31, 2024, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

	September 30, 2025	December 31, 2024
Current Debt
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	$35,556	$35,556
10% Convertible note payable, due April 23, 2022 – Related Party	164,444	164,444
10% Convertible note payable, due August 6, 2022 – Bridge Investor	200,000	200,000
	400,000	400,000
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	137,708	133,958
5% Convertible note payable – Related Party	323,108	313,733
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	322,628	313,253
5% Convertible note payable – CEO & CFO – Related Parties	105,734	102,659
5% Convertible note payable – Bridge Investors	216,622	210,322
	1,105,800	1,073,925
August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	301,927	292,552
5% Convertible note – Bridge investors	451,082	437,075
5% Convertible note – CFO – Related Party	90,584	87,770
	843,593	817,397
March 2022 Notes
16% Convertible Notes – Accredited Investors	143,579	233,687

Debt for Clinical Trials – Forever Prosperity (Formerly GMP)
2% Convertible Notes – Forever Prosperity	4,907,562	4,840,247

May and June 2022 Note
12% Convertible Notes – Accredited Investors	788,863	993,130

July 2025 Note
10% Convertible Note – Accredited Investor	400,302	-

JH Darbie PPM 2 Debt
16% Convertible Notes - Non-related parties	2,289,595	2,183,638
16% Convertible Notes – CEO – Related Party	125,000	125,000
	2,414,595	2,308,638
Other Debt
Short term debt – Bridge investors	210,000	210,000
Short term debt from CFO – Related Party	86,050	76,050
Short term debt – Autotelic Inc. – Related Party	2,520,000	2,085,000
Short Term Debt from CEO – Related Party	50,000	50,000
	2,866,050	2,421,050
Total of short-term convertible debentures & notes and other debt	$13,870,344	13,088,074

Convertible Debentures

As of September 30, 2025, the Company had a derivative liability of approximately $670,844 and recorded a change in fair value of approximately $32,772 on the Convertible Debentures issued in 2019 to our CEO and a bridge investor. As of December 31, 2024, the Company had a derivative liability of approximately $704,000 and recorded a change in fair value of approximately $280,000 during the year ended December 31, 2024, on the Convertible Debentures issued in 2019 to our CEO and a bridge investor.

Bridge Financing

Notes with Officer and Bridge Investor

In April 2019, the Company entered into a Securities Purchase Agreement (the “Bridge SPA”) with our CEO and the Bridge Investor with a commitment to purchase convertible notes in the aggregate of $400,000. For more information on the Bridge SPA, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025. In April 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #1 (“Tranche #1”) with the Bridge Investor. For more information on Tranche #1, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025. In August 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #2 (“Tranche #2”) with the Bridge Investor. For more information on Tranche #2, refer to 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025.

Fall 2019 Debt Financing

In December 2019, the Company closed its Fall 2019 Debt Financing, raising an additional $500,000 bringing the gross proceeds of all debt financings under the Fall 2019 Debt Financing to $1,000,000. The Company entered into those certain Note Purchase Agreements (the “Fall 2019 Note Purchase Agreements”) with certain accredited investors and the officers of the Company for the sale of convertible promissory notes (the “Fall 2019 Notes”). The Company completed the initial closing under the Fall 2019 Note Purchase Agreements in November 2019. The Company issued Fall 2019 Notes in the principal amount of $250,000 to each of Dr. Vuong Trieu, the Company’s Chief Executive Officer, and Stephen Boesch, in exchange for gross proceeds of $500,000. In connection with the second and final closing of the Fall 2019 Debt Financing, the Company issued Fall 2019 Notes to additional investors including $250,000 to Dr. Sanjay Jha, through his family trust, the former CEO of Motorola and COO/President of Qualcomm. The Company also offset certain amounts due to Dr. Vuong Trieu, the Company’s Chief Executive Officer, Chulho Park, the Company’s then Chief Technology Officer, and Amit Shah, the Company’s Chief Financial Officer, all related parties as Officers of the Company, and converted such amounts due into the Fall 2019 Notes. $35,000 due to Dr. Vuong Trieu, $27,000 due to Chulho Park and $20,000 due to Amit Shah were converted into convertible debt under the Fall 2019 Notes during the third quarter of 2019. The Company also issued the Fall 2019 Notes of $168,000 to two accredited investors during the third quarter of 2019.

All the Fall 2019 Notes provided for interest at the rate of 5% per annum and are unsecured. For more information on the Fall 2019 Debt Financing, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025.

There was no activity during the nine months ended September 30, 2025 and 2024. The total unamortized principal amount of the Fall 2019 Notes was $850,000 as of September 30, 2025, and December 31, 2024.

Further, the Company recorded interest expense of approximately $10,600 and $32,000 on these Fall 2019 Notes for the three and nine months ended September 30, 2025 and September 30, 2024, respectively. The total amount outstanding under the Fall 2019 Notes, net of discounts and including accrued interest thereon, as of September 30, 2025 and December 31, 2024, was approximately $1,106,000 and $1,073,900, respectively.

Forever Prosperity (Formerly GMP) Notes

In June 2020, the Company secured $2 million in debt financing, evidenced by a one-year convertible note (the “GMP Note”) from GMP, to conduct a clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest, and was personally guaranteed by Dr. Vuong Trieu, the Chief Executive Officer of the Company.

In September 2021, the Company secured a further $1.5 million in debt financing, evidenced by a one-year convertible note (the “GMP Note 2”) from GMP, to fund the same clinical trial evaluating OT-101 against COVID- 19 bearing 2% annual interest.

In October 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “October Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million. Further, in January 2022, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “January Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million.

Between June 2020 and January 2022, the Company entered into four Unsecured Convertible Note Purchase Agreements with Forever Prosperity, for a total amount of $4.5 million. Cumulatively, these four Notes are referred to as the “GMP Notes”. The GMP Notes carry an interest rate of 2% per annum and mature on the earlier of (a) the one- year anniversary of the date of the Purchase Agreement, or (b) the acceleration of the maturity by GMP upon occurrence of an Event of Default (as defined below). All Notes contain a voluntary conversion mechanism whereby GMP may convert the outstanding principal and accrued interest under the terms of all the GMP Notes into shares of Common Stock (the “Conversion Shares”), at the consolidated closing bid price of the Company’s Common Stock on the applicable OTC Market as of the date the Company receives a Notice of Conversion from GMP. Prepayment of the GMP Notes may be made at any time by payment of the outstanding principal amount plus accrued and unpaid interest. As of September 30, 2025, the GMP Notes are in default, however Forever Prosperity has not called for the repayment of the debt. The total principal outstanding on all the GMP notes, inclusive of accrued interest, was approximately $4.9 million and $4.8 million, as of September 30, 2025, and December 31, 2024, respectively.

During the three and nine months ended September 30, 2025, and 2024, the Company incurred approximately $22,700 and $67,500 of interest expense, respectively, on all the 4 notes. For a more detailed discussion on the Forever Prosperity Notes, refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025.

August 2021 Notes

In August 2021, the Company entered into Note Purchase Agreements with Autotelic - a related party, our CFO – a related party, and certain accredited investors (the “August 2021 investors”), whereby the Company issued four convertible notes in the aggregate principal amount of $698,500 convertible into Common Stock of the Company for net proceeds of approximately $691,000. The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Common Stock, at a conversion price of $0.18. The August 2021 Note Holders has waived the default in the maturity of the August 2021 Notes and as such there is no event of default and also agreed to extend the date of maturity of the August 2021 Notes to December 31, 2025. The Company determined that the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the debt host instrument. Further, the Company determined that the embedded conversion feature meets the definition of a derivative but met the scope exception to the derivative accounting required under ASC 815 for certain contracts involving a reporting entity’s own equity.

As of September 30, 2025, and December 31, 2024, the August 2021 Notes, inclusive of accrued interest, consist of the following amounts:

	September 30, 2025	December 31, 2024
Autotelic Related party convertible note, 5% coupon December 2025	$301,927	$292,552
Accredited investors convertible note, 5% coupon December 2025	451,082	437,075
CFO Related party convertible note, 5% coupon December 2025	90,584	87,770
	$843,593	$817,397

During the three and nine months ended September 30, 2025 and 2024, the Company recognized approximately $8,700 and $26,200 of interest expense on the August 2021 Investors notes of which approximately $4,000 and $12,190 are attributable to related parties.

At September 30, 2025 and December 31, 2024, accrued interests on these convertible notes totaled approximately $145,000 and $119,000, respectively.

March 2022 Financing

In March 2022, the Company entered into a Securities Purchase Agreement with Fourth Man, pursuant to which the Company issued convertible promissory note in the aggregate principal amount of $0.25 million (the “Fourth Man Note”), convertible into Common Stock of the Company. The Fouth Man Note carries a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. As of December 31, 2023, this note was in default and Fourth Man has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s Common Stock at an initial conversion price established at a fixed rate of $0.10, and subsequently corrected to $0.07 based on the terms of the Securities Purchase Agreement and Fourth Man Note. The Company granted a total number of 1,250,000 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 125,000 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement.

As of September 30, 2025, and December 31, 2024, the Fourth Man Note, including accrued interest and net of debt discount, consist of the following amounts:

	September 30, 2025	December 31, 2024

Fourth Man Convertible note, 16% coupon March 2023 inclusive of accrued interest and default provision	$143,579	$233,687
Unamortized debt discount	-	-
Convertible notes, net	$143,579	233,687

During the nine months ended September 30, 2025, the Company converted approximately $62,000 in principal and approximately $54,100 in accrued interest and legal fees into 1,658,914 shares of Common Stock. The note includes a default amount calculated at 125% of the unpaid principal and accrued interest. As the Company failed to repay the note at the original maturity date, The Company has recorded an estimated default penalty of approximately $70,000. As of the date of this Report, Fourth Man has cumulatively converted approximately $0.2 million of the Fourth Man Note into 1,658,914 shares of Common Stock, and as such, the remaining balance of the Fourth Man Note is approximately $45,000.

The Company recognized approximately $7,100 and $23,800 during the three and nine months ended September 30, 2025. Similarly, the Company had recognized approximately $8,400 and $25,500 of interest during the three and nine months ended September 30, 2024.

May 2022 Mast Financing

In May 2022, the Company entered into a securities purchase agreement with Mast Hill Fund (“Mast”), whereby the Company issued one convertible note in the aggregate principal amount of $605,000 convertible into shares of the Company’s Common Stock (“May 2022 Mast Note”). The May 2022 Mast Note carries a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Mast has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s Common Stock at a conversion price established at a fixed rate of $0.10, and subsequently corrected to $0.07 based on the terms of the Securities Purchase Agreement and May 2022 Mast Note. The Company granted a total number of 3,025,000 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total amount of 302,500 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance as part of a finder’s fee agreement. Portion of the proceeds were be used to retire some of the November/December 2021 notes.

As of September 30, 2025, and December 31, 2024, the May 2022 Mast Note, net of debt discount, consist of the following amounts:

	September 30, 2025	December 31, 2024
Mast Hill Convertible note, 12% coupon May 2025, inclusive of accrued interest and penalty	$788,863	$993,130
Convertible notes, net	$788,863	$993,130

During the nine months ended September 30, 2025, the Company converted approximately $268,400 in accrued interest and legal fees into 3,860,000 shares of common stock. The May 2022 Mast Note had been extended through May 27, 2025 at a cost of approximately $82,000, and which is included in the amount outstanding and payable to Mast as of September 30, 2025. Mast Hill further extended the May 2022 Mast Note to December 31, 2025 in August 2025.

Accrued interest was approximately $184,000 and $388,000 as of September 30, 2025 and December 31, 2024. The Company recognized approximately $0 of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants during the three and nine months ended September 30, 2025 and 2024, respectively.

June 2022 Blue Lake Financing

In June 2022, the Company entered into a securities purchase agreement with Blue Lake Partners, LLC (“Blue Lake”), whereby the Company issued one convertible note in the aggregate principal amount of $335,000 convertible into shares of Common Stock of the Company (“June 2022 Blue Lake Note”). The June 2022 Blue Lake Note carried a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Blue Lake had the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 837,500 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total amount of 83,750 warrants as part of a finder’s fee agreement.

In May 2024, Blue Lake converted the balance of their note of approximately $531,000 including principal, accrued interest and default penalty, into 7,605,760 shares of Common Stock of the Company.

July 2025 Mast Financing

On July 31, 2025, the Company entered into a securities purchase agreement with Mast, whereby the Company issued a secured convertible note in the aggregate principal amount of $560,000 convertible into shares of Common Stock of the Company (“July 2025 Mast Note”). The July 2025 Mast Note carries a twelve (12%) percent coupon and a default coupon of 18% and mature at the earliest of one year from issuance or upon event of default. Mast has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s Common Stock at a conversion price established at a fixed rate of $0.07. The note is secured against the assets of the Company, excluding any assets assigned to the JV. In connection with the July 2025 Mast Note, the Company granted a total number of 2,000,000 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.15 up to five years after issuance. The Company also issued 2,250,000 of the Company’s common stock as commitment shares to Mast.

As of September 30, 2025, and December 31, 2024, July 2025 Mast Note, net of debt discount, consist of the following amounts:

	September 30, 2025	December 31, 2024

Mast Hill Convertible note, inclusive of accrued interest 10% coupon due August 2026	$569,512	$-
Convertible notes, gross	$569,512	$-
Less: debt discount recorded	(203,834)	-
Amortization of debt discount	34,624	-
Convertible notes, net	$400,302	$-

The Company recognized approximately $9,500 and $0 of accrued interest during the nine months ended September 30, 2025, and 2024, respectively. The Company recognized approximately $34,600 and $0 of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs and fair value allocated to the warrants and the commitment shares during the nine months ended September 30, 2025.

Other short-term advances

As of September 30, 2025 compared to December 31, 2024, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	September 30, 2025	December 31, 2024
Short term advance from CFO – Related Party	$86,050	$76,050
Short term advance from CEO – Related Party	50,000	50,000
Short term advances – bridge investors & others	210,000	210,000
Short term advances – Autotelic Inc. – Related Party	2,520,000	2,085,000
	$2,866,050	$2,421,050

As of January 1, 2024, approximately $1.5 million was outstanding and payable to Autotelic. During the year ended December 31, 2024 Autotelic Inc. provided additional short-term funding of approximately $0.6 million to the Company. During the nine months ended September 30, 2025 Autotelic Inc. provided additional short-term funding of $435,000 to the Company. As such, approximately $2.5 million was outstanding and payable to Autotelic at September 30, 2025.

As of January 1, 2024, approximately $35,000 was outstanding and payable to the Company’s CFO. During the year ended December 31, 2024, the CFO provided additional short-term funding of $41,000. In the nine months ended September 30, 2025, the CFO further provided additional short-term funding of $10,000 to the Company. As such, approximately $86,000 was outstanding and payable to the Company’s CFO at September 30, 2025. In December 2023, the Company received $50,000 from the Company’s CEO. As such, $50,000 was outstanding to the Company’s CEO at September 30, 2025. As of September 30, 2025, approximately $210,000 was outstanding as short-term advances from certain bridge investors.

NOTE 5 – CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT

As of December 31, 2024, special purchase agreements (SPAs) with convertible debentures and notes, net of debt discount and including accrued interest, if any, consist of the following amounts:

	December 31, 2024	December 31, 2023
Current Debt
Convertible debentures
10% Convertible note payable, due April 23, 2022 – Bridge Investor	$35,556	$35,556
10% Convertible note payable, due April 23, 2022 – Related Party	164,444	164,444
10% Convertible note payable, due August 6, 2022 – Bridge Investor	200,000	200,000
	400,000	400,000
Fall 2019 Notes
5% Convertible note payable – Stephen Boesch	133,958	128,958
5% Convertible note payable – Related Party	313,733	301,233
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust)	313,253	300,753
5% Convertible note payable – CEO & CFO – Related Parties	102,659	98,559
5% Convertible note payable – Bridge Investors	210,322	201,922
	1,073,925	1,031,425
August 2021 Convertible Notes
5% Convertible note – Autotelic Inc– Related Party	292,552	280,052
5% Convertible note – Bridge investors	437,075	418,399
5% Convertible note – CFO – Related Party	87,770	84,018
	817,397	782,469
JH Darbie PPM Debt
16% Convertible Notes – Non-related parties	-	311,693

November/December 2021 & March 2022 Notes
16% Convertible Notes – Accredited Investors	233,687	233,392

Debt for Clinical Trials – Forever Prosperity ( Formerly GMP)
2% Convertible Notes – Forever Prosperity	4,840,247	4,750,000

May and June 2022 Note
16% Convertible Notes – Accredited Investors	993,130	1,401,284

JH Darbie PPM 2 Debt
16% Convertible Notes - Non-related parties	2,183,638	-
16% Convertible Notes – CEO – Related Party	125,000	-
	2,308,638	-
Other Debt
Short term debt – Bridge investors	210,000	210,000
Short term debt from CFO – Related Party	76,050	35,050
Short term debt – Autotelic Inc. – Related Party	2,085,000	1,470,000
Short Term Debt from CEO – Related Party	50,000	50,000
	2,421,050	1,765,050
Total of short term convertible debentures & notes and other debt	$13,088,074	10,675,313

	December 31, 2024	December 31, 2023

Long Term Debt
JH Darbie PPM 2 Debt
16% Convertible Notes - Non-related parties	-	1,773,468
16% Convertible Notes – CEO – Related Party	-	125,000
	-	1,898,468

Convertible Debentures

As of December 31, 2024, the Company had a derivative liability of approximately $704,000 and recorded a change in fair value of approximately $280,000 during the year ended December 31, 2024, on the Convertible Debentures issued in 2019 to our CEO and a bridge investor.

Bridge Financing

Notes with Officer and Bridge Investor

In April 2019, the Company entered into a Securities Purchase Agreement (the “Bridge SPA”) with our CEO (the “Trieu Note”) and a Bridge Investor with a commitment to purchase convertible notes in the aggregate of $400,000. For more information on the Bridge SPA, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

The issuance of the Trieu Note resulted in a discount from the beneficial conversion feature totaling $131,555 related to the conversion feature. Total amortization of the OID and the discount totaled $0 and approximately for the years ended December 31, 2024, and 2023, respectively. Total unamortized discount on this note was approximately $0 as of December 31, 2024, and 2023, respectively.

In April 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #1 (“Tranche #1”) with the Bridge Investor. For more information on Tranche #1, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $28,445. Total amortization of the OID and discount totaled approximately $0 for the year ended December 31, 2024, and 2023, respectively. Total unamortized discount on this note was approximately $0 as of December 31, 2024, and December 31, 2023.

In August 2019, pursuant to the Bridge SPA the Company entered into Convertible Note Tranche #2 (“Tranche #2”) with the Bridge Investor. For more information on Tranche #2, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

The issuance of the note resulted in a discount from the beneficial conversion feature totaling $175,000. Total amortization of the OID and discount totaled approximately $0 for the years ended December 31, 2024, and 2023, respectively. Total unamortized discount on this note was $0 as of December 31, 2024, and 2023.

Fall 2019 Debt Financing

In December 2019, the Company closed its Fall 2019 Debt Financing, raising an additional $500,000 bringing the gross proceeds of all debt financings under the Fall 2019 Debt Financing to $1,000,000. The Company entered into those certain Note Purchase Agreements (the “Fall 2019 Note Purchase Agreements”) with certain accredited investors and the officers of the Company for the sale of convertible promissory notes (the “Fall 2019 Notes”). The Company completed the initial closing under the Fall 2019 Note Purchase Agreements in November 2019. The Company issued Fall 2019 Notes in the principal amount of $250,000 to each of Dr. Vuong Trieu, the Company’s Chief Executive Officer, and Stephen Boesch, in exchange for gross proceeds of $500,000. In connection with the second and final closing of the Fall 2019 Debt Financing, the Company issued Fall 2019 Notes to additional investors including $250,000 to Dr. Sanjay Jha, through his family trust, the former CEO of Motorola and COO/President of Qualcomm. The Company also offset certain amounts due to Dr. Vuong Trieu, the Company’s Chief Executive Officer, Chulho Park, the Company’s then Chief Technology Officer, and Amit Shah, the Company’s Chief Financial Officer, all related parties as Officers of the Company, and converted such amounts due into the Fall 2019 Notes. $35,000 due to Dr. Vuong Trieu, $27,000 due to Chulho Park and $20,000 due to Amit Shah were converted into convertible debt under the Fall 2019 Notes. The Company also issued the Fall 2019 Notes of $168,000 to two accredited investors.

All the Fall 2019 Notes provided for interest at the rate of 5% per annum and are unsecured. For more information on the Fall 2019 Debt Financing, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.

There was no activity during the year ended December 31, 2024 and 2023.The total unamortized principal amount of the Fall 2019 Notes was $850,000 as of December 31, 2024, and 2023.

Further, the Company recorded interest expense of approximately $42,500 on these Fall 2019 Notes for the years ended December 31, 2024, and 2023. The total amount outstanding under the Fall 2019 Notes, net of discounts and including accrued interest thereon, as of December 31, 2024, and 2023 was approximately $1,073,900 and $1,031,400 respectively.

Forever Prosperity (Formerly GMP) Notes

In June 2020, the Company secured $2 million in debt financing, evidenced by a one-year convertible note (the “GMP Note”) from GMP, to conduct a clinical trial evaluating OT-101 against COVID-19 bearing 2% annual interest, and is personally guaranteed by Dr. Vuong Trieu, the Chief Executive Officer of the Company. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note’s maturity of the GMP Note, at the Company’s Common Stock price on the date of conversion with no discount. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2024. GMP does not have the option to convert prior to the GMP Note’s maturity. Such financing will be utilized solely to fund the clinical trial. The Company’s liability under GMP Note commenced to accrue when GMP first began to pay for services related to the clinical trial to our third-party clinical research organization, up to a maximum of $2 million. GMP has been invoiced by the clinical research organization for the full $2 million as of December 31, 2024, and as such the Company has recognized the liability as a convertible debt.

In September 2021, the Company secured a further $1.5 million in debt financing, evidenced by a one-year convertible note (the “GMP Note 2”) from GMP, to fund the same clinical trial evaluating OT-101 against COVID- 19 bearing 2% annual interest. The GMP Note is convertible into the Company’s Common Stock upon the GMP Note 2’s maturity one year from the date of the GMP Note 2, at the Company’s Common Stock price on the date of conversion with no discount. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2024. GMP does not have the option to convert prior to the GMP Note 2’s maturity at the end of one year. Such financing was to be utilized solely to fund the clinical trial. GMP was invoiced by the clinical research organization for $1.5 million.

In October 2021, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “October Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “October 2021 Note”), which October 2021 Note is convertible into shares of the Company’s Common Stock. GMP has waived the default in the maturity of the GMP Note and as such there is no event of default and also agreed to extend the date of maturity of the GMP Note to December 31, 2024.

In January 2022, the Company entered into an Unsecured Convertible Note Purchase Agreement (the “January Purchase Agreement”) with GMP, pursuant to which the Company issued a convertible promissory note in the aggregate principal amount of $0.5 million (the “January 2022 Note”), which January 2022 Note is convertible into shares of the Company’s Common Stock. GMP agreed to extend the date of maturity of the January 2022 Note to December 31, 2024.

Cumulatively, the GMP Note, GMP Note 2, October 2021 Note and the January 2022 Notes are referred to as the “GMP Notes”. The GMP Notes carry an interest rate of 2% per annum and mature on the earlier of (a) the one- year anniversary of the date of the Purchase Agreement, or (b) the acceleration of the maturity by GMP upon occurrence of an Event of Default (as defined below). All Notes contain a voluntary conversion mechanism whereby GMP may convert the outstanding principal and accrued interest under the terms of all the GMP Notes into shares of Common Stock (the “Conversion Shares”), at the consolidated closing bid price of the Company’s Common Stock on the applicable OTC Market as of the date the Company receives a Notice of Conversion from GMP. Prepayment of the GMP Notes may be made at any time by payment of the outstanding principal amount plus accrued and unpaid interest. The October Note contained customary events of default (each an “Event of Default”). If an Event of Default occurred, at GMP’s election, the outstanding principal amount of the GMP Notes, plus accrued but unpaid interest, would become immediately due and payable in cash. The October Purchase Agreement required the Company to use of the proceeds received under the October 2021 Note to support the clinical development of OT-101, including payroll and had been made in continuation of the relationship between the Company and GMP. All the GMP notes were assigned to Forever Prosperity, LLC, an affiliated entity of GMP. As of January 1, 2025, the GMP Notes are in default. The total principal outstanding on all the GMP notes, inclusive of accrued interest, was approximately $4.8 million as of December 31, 2024 and 2023, respectively.

During the years ended December 31, 2024 and 2023, the Company incurred approximately $90,000 of interest expense.

August 2021 Convertible Notes

In August 2021, the Company entered into Note Purchase Agreements with Autotelic - a related party, our CFO – a related party, and certain accredited investors (the “August 2021 investors”), whereby the Company issued four convertible notes in the aggregate principal amount of $698,500 convertible into shares of common stock of the Company for net proceeds of approximately $691,000. The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price of $0.18. The August 2021 Note Holders has waived the default in the maturity of the August 2021 Notes and as such there is no event of default and also agreed to extend the date of maturity of the August 2021 Notes to December 31, 2025. The Company determined that the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the debt host instrument. Further, the Company determined that the embedded conversion feature meets the definition of a derivative but met the scope exception to the derivative accounting required under ASC 815 for certain contracts involving a reporting entity’s own equity.

As of December 31, 2024 and 2023, the August 2021 convertible notes, net of debt discount, consist of the following amounts:

	December 31,	December 31,
	2024	2023
Autotelic Related party convertible note, 5% coupon December 2024	$292,552	$280,052
CFO Related party convertible note, 5% coupon December 2024	87,770	84,018
Accredited investors convertible note, 5% coupon December 2024	437,075	418,399
	$817,397	$782,469

During the years ended December 31, 2024 and 2023 the Company recognized approximately $35,000 of interest expense on the August 2021 Investors notes of which approximately $16,000 are attributable to related parties.

At December 31, 2024, and 2023, accrued interests on these convertible notes totaled approximately $119,000 and $84,000, respectively.

The outstanding balance on the note for the year ended December 31, 2024 was approximately $817,000 including related party balance of approximately $380,000. The outstanding balance on the note for the year ended December 31, 2023 was approximately $782,000 including related party balance of $364,000.

November – December 2021 Financing

In November / December 2021, the Company entered into securities purchase agreement with five institutional investors, whereby the Company issued five convertible notes in the aggregate principal amount of $1,250,000 convertible into shares of common stock of the Company. The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Investors has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.07. The Company granted a total number of 9,615,385 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.13 up to five years after issuance. The Placement agent was also granted a total of 961,540 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.13 up to five years after issuance, as part of a finder’s fee agreement.

Further, in March 2022, the Company entered into a Securities Purchase Agreement with Fourth Man, pursuant to which the Company issued convertible promissory note in the aggregate principal amount of $0.25 million, convertible into shares of common stock of the Company. The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. As of December 31, 2022, this note is in Investors have the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s Common Stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 1,250,000 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 125,000 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement.

During the year ended December 31, 2023, the Company converted the balance of approximately $243,000 of Blue Lake convertible note, inclusive of accrued interest, into 3,466,583 shares of the Company’s Common Stock, which fully retired the convertible note as of December 31, 2023. Further, during the year ended December 31, 2023, the Company fully converted the balance of Fourth Man convertible note of approximately $127,000 into 1,820,395 shares of the Company’s common stock, which fully retired the convertible note as of December 31, 2023.

As of December 31, 2024, all of the November- December 2021 notes and any accrued interest, are fully converted.

As of December 31, 2024, and December 31, 2023, the Fourth Man convertible note, net of debt discount, consist of the following amounts:

	December 31, 2024	December 31, 2023
Fourth Man Convertible note, 16% coupon March 2023 inclusive of accrued interest and default provision	$233,687	$233,392
Unamortized debt discount	-	-
Convertible notes, net	$233,687	233,392

The March 2022 Fourth Man Financing principal balance was approximately $142,000 and $162,000 as of December 31, 2024, and December 31, 2023, respectively.

During the year ended December 31, 2024, the Company converted approximately $35,000 in principal, accrued interest and legal fees into 500,000 shares of common stock. The note includes a default amount calculated at 125% of the unpaid principal and accrued interest. As the Company failed to repay the note at the original maturity date, The Company has recorded an estimated default penalty of approximately $70,000.

As of December 31, 2024, the balance includes the remaining principal of $142,000 and $70,000 of accrued default penalty pursuant to the terms of the underlying agreement.

The Company recognized approximately $34,000 and $25,000 of interest during the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, the balance of the unamortized debt discount was $0. The Company adopted ASU 2020-06 on January 1, 2023, which resulted in the reversal of the original BCF amount to additional paid in capital for $109,349, reversal of the unamortized debt discount related to the BCF for $25,489 with the balance being recorded through retained earnings for $78,460.

May 2022 Mast Financing

In May 2022, the Company entered into a securities purchase agreement with one institutional investor, whereby the Company issued one convertible note in the aggregate principal amount of $605,000 convertible into shares of common stock of the Company (“May 2022 Mast Note”). The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. Investor has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 3,025,000 warrants convertible into an equivalent number of Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 302,500 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement. A portion of the proceeds were used to retire some of the November/December 2021 notes.

As of December 31, 2024, and December 31, 2023, convertible note under the May 2022 Mast Financing, net of debt discount, consist of the following amounts:

	December 31, 2024	December 31, 2023
Mast Hill Convertible note, 12% coupon May 2025, inclusive of accrued interest and penalty	$993,130	$905,484
Convertible notes, net	$993,130	$905,484

The Mast Hill Note of $993,130 as of December 31, 2024 includes $605,000 of principal, $169,400 in default penalty, and approximately $219,000 in accrued interest.

Accrued interest was approximately $219,000 and $131,000 as of December 31, 2024 and 2023, respectively. The May 2022 Mast Note was extended through May 2025 at a cost of approximately $82 thousand, and which is included in the amount outstanding and payable to Mast as of December 31, 2024.

The Company recognized approximately $0 and approximately $146,000 of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants during the years ended December 31, 2024 and 2023, respectively.

Effective January 1, 2023, the Company adopted ASU 2020-06, which resulted in the reversal of the original BCF amount to additional paid in capital for approximately $0.2 million, a reversal of the unamortized debt discount related to the BCF for approximately $0.1 million, with the balance of approximately $0.1 million being recorded through retained earnings.

June 2022 Blue Lake Financing

In June 2022, the Company entered into a securities purchase agreement with one institutional investor, whereby the Company issued one convertible note in the aggregate principal amount of $335,000 convertible into shares of common stock of the Company (“June 2022 Blue Lake Note”). The convertible notes carry a twelve (12%) percent coupon and a default coupon of 16% and mature at the earliest of one year from issuance or upon event of default. The investor has the right at any time following issuance date to convert all or any part of the outstanding and unpaid amount of the note into the Company’s common stock at a conversion price established at a fixed rate of $0.10. The Company granted a total number of 837,500 warrants convertible into an equivalent number of the Company common shares at a strike price of $0.20 up to five years after issuance. The Placement agent was also granted a total of 83,750 warrants convertible into an equivalent number of the Company Common Stock at a strike price of $0.20 up to five years after issuance, as part of a finder’s fee agreement. A portion of the proceeds were used to retire some of the November/December 2021 notes.

In May 2024, Blue Lake converted the balance of their note of approximately $531,000 including principal, accrued interest and default penalty, into 7,605,760 common shares of the Company

As of December 31, 2024 and 2023, convertible note under the June 2022 Blue Lake Financing, net of debt discount, consist of the following amounts:

	December 31, 2024	December 31, 2023

Blue Lake Convertible note, 16% coupon June 2023, inclusive of accrued interest	$-	$495,800
Convertible notes, net	$-	$495,800

The Company recognized approximately $35,000 and $88,400 of interest expense attributable to interest, amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants and the beneficial conversion feature during the years ended December 31, 2024 and 2023, respectively. The Company recognized approximately $0 and approximately $62,000 of interest expense attributable to the amortization of the debt discount from the original debt discount, deferred financing costs, fair value allocated to the warrants and BCF during the years ended December 31, 2024 and 2023.

The Company recognized $35,000 and approximately $40,200 of interest expense related to the guaranteed coupon for the years ended December 31, 2024 and 2023, respectively.

The Company adopted ASU 2020-06 effective January 1, 2023, which resulted in the reversal of the original BCF amount to additional paid in capital of approximately $0.2 million, reversal of the unamortized debt discount of approximately $0.1 million related to the BCF and the balance of $0.1 million being recorded through retained earnings.

Other short-term advances

As of December 31, 2024, other short-term advances consist of the following amounts obtained from various employees and related parties:

Other Advances	December 31, 2024	December 31, 2023
Short term advance from CFO – Related Party	$76,050	$35,050
Short term advance from CEO – Related Party	50,000	50,000
Short term advances – bridge investors & others	210,000	210,000
Short term advances – Autotelic Inc. – Related Party	2,085,000	1,470,000
	$2,421,050	$1,765,050

In May 2021, Autotelic provided an additional short-term funding of approximately $0.3 million to the Company, which was converted into the August 2021 Notes. Autotelic provided an additional $0.1 million short term loan to the Company during the year ended December 31, 2022. During the year ended December 31, 2023, Autotelic provided $1.4 million in various short-term loans to the Company. During the year ended December 31, 2024 Autotelic Inc. provided additional short-term funding of $614,000 to the Company. As such, approximately $2.1 million was outstanding and payable to Autotelic at December 31, 2024.

The Company’s CFO was owed approximately $25 thousand at December 31, 2022. During the year ended December 31, 2023, the company’s CFO provided additional short-term advance of $10 thousand. During the year ended December 31, 2024, the CFO provided additional short-term funding of $41 thousand. As such, approximately $76 thousand was outstanding from the Company’s CFO at December 31, 2024.

In December 2023, the Company received $50 thousand from the company’s CEO. As such, $50 thousand was outstanding to the Company’s CEO at December 31, 2024.

As of December 31, 2024 and December 31, 2023, respectively, approximately $210,000 was outstanding as short-term advances from certain bridge investors.